Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 13,185	$ 10,782	$ 9,681	$ 10,688
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 13,626	11,225	10,155	11,290
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 13,791	11,324	10,200	11,320
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 13,921	11,401	10,244	11,330
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 14,045	11,469	10,289	11,350
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 14,115	11,514	10,314	11,360
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 14,171	11,539	10,325	11,360
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 14,117	11,516	10,314	11,360
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 20,536	16,871	15,160	16,738	$ 12,953	$ 12,240	$ 12,153	$ 10,921	$ 9,481
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 20,539	16,900	15,301	17,016	13,273	12,633	12,642	11,436	10,012
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 20,522	16,900	15,300	17,024	13,270	12,630	12,637	11,445	10,012
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 21,215	17,485	15,783	17,494	13,576	12,869	12,803	11,537	10,047
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 21,605	17,768	15,997	17,681	13,685	12,948	12,857	11,572	10,054
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 22,086	18,116	16,265	17,936	13,851	13,069	12,947	11,618	10,072
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 22,349	18,307	16,412	18,071	13,946	13,133	12,999	11,637	10,082
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 22,429	18,359	16,443	18,084	13,946	13,133	12,999	11,637	10,082
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 22,287	18,239	16,354	18,018	13,896	13,100	12,969	11,636	10,082
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 21,437	17,704	16,014	17,662	13,779	13,057	12,963	11,673	10,143	$ 10,326	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 21,442	17,708	16,018	17,782	13,992	13,361	13,353	12,111	10,607	10,881	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 21,423	17,692	16,003	17,784	13,985	13,353	13,350	12,109	10,611	10,881	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 22,067	18,307	16,618	18,396	14,404	13,684	13,623	12,288	10,715	10,934	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 22,575	18,686	16,926	18,685	14,598	13,836	13,741	12,374	10,767	10,957	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 23,136	19,097	17,261	19,009	14,816	14,004	13,870	12,465	10,814	10,979	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 23,454	19,325	17,441	19,176	14,922	14,093	13,941	12,497	10,824	10,989	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 23,537	19,381	17,458	19,190	14,922	14,093	13,941	12,497	10,824	10,989	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 23,336	19,236	17,348	19,079	14,857	14,043	13,903	12,486	10,824	10,989	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 20,844	17,330	15,764	17,354	13,699	13,007	12,895	11,635	10,155	10,314	9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 20,834	17,322	15,757	17,473	13,894	13,293	13,275	12,079	10,614	10,865	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 20,834	17,322	15,757	17,470	13,896	13,291	13,275	12,076	10,610	10,858	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 21,480	17,931	16,372	18,092	14,327	13,643	13,550	12,262	10,724	10,922	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 21,932	18,255	16,633	18,338	14,494	13,773	13,651	12,327	10,763	10,936	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 22,480	18,677	16,970	18,664	14,715	13,945	13,795	12,422	10,819	10,968	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 22,769	18,881	17,134	18,818	14,808	14,016	13,845	12,457	10,826	10,969	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 22,844	18,929	17,159	18,826	14,808	14,016	13,845	12,457	10,826	10,969	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 22,682	18,805	17,073	18,738	14,758	13,979	13,817	12,440	10,826	10,969	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 20,028	16,761	15,368	16,804	13,536	12,922	12,793	11,593	10,161	10,287	9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 20,017	16,751	15,359	16,919	13,733	13,207	13,171	12,030	10,618	10,831	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 20,015	16,751	15,358	16,923	13,732	13,208	13,173	12,031	10,626	10,833	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 20,617	17,319	15,946	17,508	14,154	13,534	13,437	12,209	10,724	10,883	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 21,084	17,668	16,220	17,764	14,312	13,671	13,545	12,283	10,768	10,909	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 21,616	18,077	16,550	18,081	14,532	13,842	13,679	12,375	10,823	10,935	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 21,890	18,279	16,711	18,222	14,643	13,931	13,745	12,411	10,837	10,941	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 21,969	18,316	16,734	18,234	14,643	13,931	13,745	12,411	10,837	10,941	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 21,810	18,211	16,648	18,162	14,583	13,885	13,712	12,400	10,837	10,941	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 18,824	15,907	14,718	15,928	13,245	12,731	12,564	11,489	10,155	10,241	9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 18,815	15,899	14,711	16,043	13,438	13,017	12,937	11,921	10,620	10,792	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 18,816	15,900	14,712	16,038	13,434	13,014	12,941	11,918	10,616	10,791	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 19,385	16,446	15,276	16,599	13,847	13,348	13,201	12,101	10,722	10,845	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 19,755	16,719	15,492	16,789	13,969	13,451	13,282	12,158	10,757	10,860	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 20,256	17,096	15,806	17,086	14,186	13,619	13,415	12,249	10,812	10,889	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 20,540	17,310	15,982	17,248	14,300	13,703	13,481	12,284	10,827	10,892	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 20,631	17,372	16,016	17,273	14,312	13,714	13,488	12,290	10,831	10,896	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 20,477	17,262	15,934	17,198	14,261	13,681	13,464	12,283	10,831	10,896	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 17,259	14,793	13,885	14,840	12,826	12,438	12,203	11,305	10,130	10,185	9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 17,246	14,782	13,874	14,947	13,008	12,713	12,566	11,730	10,590	10,728	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 17,248	14,784	13,876	14,944	13,012	12,710	12,570	11,728	10,592	10,730	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 17,773	15,291	14,408	15,464	13,410	13,037	12,825	11,909	10,700	10,786	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 18,102	15,535	14,601	15,630	13,517	13,119	12,894	11,951	10,725	10,798	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 18,551	15,881	14,888	15,899	13,715	13,281	13,020	12,037	10,776	10,823	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 18,806	16,079	15,048	16,050	13,829	13,374	13,085	12,083	10,790	10,830	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 18,921	16,158	15,113	16,096	13,864	13,398	13,105	12,095	10,800	10,835	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 18,785	16,057	15,032	16,032	13,809	13,357	13,078	12,080	10,800	10,835	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 15,371	13,536	12,943	13,677	12,329	12,073	11,764	11,059	10,089	10,135	9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 15,357	13,525	12,932	13,767	12,503	12,336	12,117	11,468	10,545	10,671	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 15,362	13,529	12,937	13,770	12,502	12,335	12,115	11,470	10,541	10,668	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 15,824	13,982	13,428	14,248	12,880	12,649	12,357	11,645	10,646	10,722	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 16,086	14,183	13,588	14,376	12,973	12,725	12,417	11,683	10,673	10,731	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 16,499	14,506	13,867	14,632	13,169	12,887	12,541	11,769	10,725	10,761	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 16,714	14,678	14,009	14,763	13,270	12,959	12,598	11,807	10,740	10,769	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 16,842	14,777	14,083	14,826	13,317	13,000	12,629	11,830	10,755	10,776	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 16,726	14,683	14,013	14,767	13,275	12,971	12,609	11,818	10,755	10,776	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 13,724	12,318	11,966	12,527	11,760	11,617	11,280	10,780	10,018	10,058	9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 13,707	12,304	11,952	12,606	11,923	11,874	11,616	11,180	10,467	10,591	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 13,716	12,311	11,960	12,612	11,927	11,873	11,617	11,181	10,466	10,590	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 14,122	12,722	12,412	13,042	12,283	12,167	11,847	11,349	10,569	10,642	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 14,348	12,900	12,554	13,158	12,368	12,235	11,899	11,385	10,596	10,654	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 14,710	13,189	12,798	13,384	12,547	12,383	12,015	11,469	10,643	10,677	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 14,923	13,357	12,947	13,517	12,658	12,472	12,077	11,508	10,665	10,685	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 15,038	13,449	13,023	13,588	12,708	12,515	12,109	11,533	10,676	10,692	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 14,923	13,362	12,951	13,520	12,657	12,475	12,084	11,519	10,676	10,692	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 12,502	11,266	10,912	11,355	11,025	11,004	10,647	10,401	9,911	9,938	9,600
Class B
Account Value [Line Items]
Line Graph and Table Measure Name		Class B (with sales charge)
Account Value		$ 12,258	11,046	10,699	11,218	10,974	11,031	10,759	10,585	10,166	10,268	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 12,257	11,045	10,698	11,215	10,972	11,036	10,755	10,589	10,172	10,268	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 12,630	11,431	11,113	11,610	11,306	11,313	10,980	10,754	10,271	10,326	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3
Account Value		$ 12,816	11,571	11,217	11,696	11,380	11,371	11,016	10,778	10,290	10,334	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 13,151	11,840	11,454	11,907	11,554	11,519	11,132	10,867	10,347	10,365	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Class R5
Account Value		$ 13,335	11,991	11,582	12,021	11,637	11,591	11,185	10,897	10,359	10,366	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 13,448	12,080	11,657	12,087	11,692	11,632	11,219	10,923	10,376	10,378	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 13,346	12,003	11,593	12,033	11,657	11,601	11,199	10,912	10,376	10,378	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 14,791	12,217	10,845	11,706
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,184	8,738	9,043	9,950
S&P Target Date To 2065+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	S&P Target Date To 2065+ Index1
Account Value		$ 13,311	11,492	10,293	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 15,532	12,716	11,252	11,799
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 14,791	12,217	10,845	11,706
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,184	8,738	9,043	9,950
S&P Target Date To 2065+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	S&P Target Date To 2065+ Index1
Account Value		$ 13,311	11,492	10,293	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 15,532	12,716	11,252	11,799
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 14,791	12,217	10,845	11,706
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,184	8,738	9,043	9,950
S&P Target Date To 2065+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	[3]	S&P Target Date To 2065+ Index1
Account Value		$ 13,311	11,492	10,293	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 15,532	12,716	11,252	11,799
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 14,791	12,217	10,845	11,706
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,184	8,738	9,043	9,950
S&P Target Date To 2065+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	[4]	S&P Target Date To 2065+ Index1
Account Value		$ 13,311	11,492	10,293	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 15,532	12,716	11,252	11,799
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 14,791	12,217	10,845	11,706
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,184	8,738	9,043	9,950
S&P Target Date To 2065+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	[5]	S&P Target Date To 2065+ Index1
Account Value		$ 13,311	11,492	10,293	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 15,532	12,716	11,252	11,799
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 14,791	12,217	10,845	11,706
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,184	8,738	9,043	9,950
S&P Target Date To 2065+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	[6]	S&P Target Date To 2065+ Index1
Account Value		$ 13,311	11,492	10,293	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 15,532	12,716	11,252	11,799
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 14,791	12,217	10,845	11,706
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,184	8,738	9,043	9,950
S&P Target Date To 2065+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	[7]	S&P Target Date To 2065+ Index1
Account Value		$ 13,311	11,492	10,293	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 15,532	12,716	11,252	11,799
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 14,791	12,217	10,845	11,706
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,184	8,738	9,043	9,950
S&P Target Date To 2065+ Index
Account Value [Line Items]
Line Graph and Table Measure Name	[8]	S&P Target Date To 2065+ Index1
Account Value		$ 13,311	11,492	10,293	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 15,532	12,716	11,252	11,799
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[9]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[10]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[11]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[12]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[13]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[14]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[15]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[16]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 29,693	24,525	21,771	23,498	16,939	15,270	14,264	12,255	10,553
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,373	10,821	11,198	12,321	12,408	11,268	10,425	10,509	10,564
S&P Target Date To 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[17]	S&P Target Date To 2060 Index1
Account Value		$ 22,320	19,333	17,260	18,920	14,371	13,711	13,301	11,988	10,432
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 31,039	25,411	22,485	23,579	17,281	15,435	14,294	12,297	10,597
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[18]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[19]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[20]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[21]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[22]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[23]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[24]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[25]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2055 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[26]	S&P Target Date To 2055 Index1
Account Value		$ 22,481	19,479	17,424	19,095	14,529	13,954	13,552	12,233	10,695	10,511	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[27]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[28]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[29]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[30]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[31]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[32]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[33]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[34]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[35]	S&P Target Date To 2050 Index1
Account Value		$ 22,379	19,383	17,351	19,008	14,536	13,894	13,472	12,190	10,705	10,500	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[36]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[37]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[38]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[39]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[40]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[41]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[42]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[43]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2045 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[44]	S&P Target Date To 2045 Index1
Account Value		$ 21,788	18,991	17,098	18,708	14,420	13,812	13,379	12,130	10,716	10,491	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[45]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[46]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[47]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[48]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[49]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[50]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[51]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[52]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[53]	S&P Target Date To 2040 Index1
Account Value		$ 20,964	18,413	16,787	18,315	14,377	13,691	13,252	12,059	10,724	10,479	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[54]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[55]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[56]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[57]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[58]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[59]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[60]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[61]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[62]	S&P Target Date To 2035 Index1
Account Value		$ 19,868	17,624	16,286	17,729	14,254	13,460	12,993	11,932	10,728	10,464	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[63]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[64]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[65]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[66]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[67]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[68]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[69]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[70]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[71]	S&P Target Date To 2030 Index1
Account Value		$ 18,620	16,721	15,674	17,005	14,124	13,270	12,752	11,836	10,747	10,444	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,546	12,705	12,794	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[72]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,546	12,705	12,794	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[73]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,546	12,705	12,794	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[74]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,546	12,705	12,794	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[75]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[76]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[77]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[78]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[79]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,546	12,705	12,794	11,619	10,750	10,837	10,893	10,282	10,000
S&P Target Date To 2025 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[80]	S&P Target Date To 2025 Index1
Account Value		$ 17,299	15,724	14,952	16,159	13,904	13,000	12,440	11,687	10,741	10,417	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[81]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[82]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[83]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[84]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[85]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[86]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[87]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[88]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,705	27,013	23,979	25,882	18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Target Date To Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	[89]	S&P Target Date To Retirement Income Index1
Account Value		$ 14,919	13,721	13,281	14,306	12,975	12,052	11,432	11,000	10,659	10,275	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,403	$ 28,165	$ 24,921	$ 26,134	$ 19,153	$ 17,108	$ 15,843	$ 13,629	$ 11,745	$ 11,121	$ 10,000

[1]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[2]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[3]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[4]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[5]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[6]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[7]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[8]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[9]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[10]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[11]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[12]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[13]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[14]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[15]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[16]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[17]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[18]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[19]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[20]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[21]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[22]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[23]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[24]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[25]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[26]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[27]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[28]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[29]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[30]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[31]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[32]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[33]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[34]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[35]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[36]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[37]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[38]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[39]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[40]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[41]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[42]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[43]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[44]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[45]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[46]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[47]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[48]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[49]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[50]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[51]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[52]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[53]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[54]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[55]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[56]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[57]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[58]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[59]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[60]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[61]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[62]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[63]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[64]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[65]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[66]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[67]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[68]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[69]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[70]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[71]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[72]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[73]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[74]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[75]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[76]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[77]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[78]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[79]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[80]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[81]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[82]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[83]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[84]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[85]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[86]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[87]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[88]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[89]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.